RELATED PARTY TRANSACTIONS (Related Party transactions) (Details) - Loto Interactive Information Technology (Shenzhen) Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Amount	$ 1,325	$ 52	$ 78
Expense paid amount		17
Interest on loans [Member]
RELATED PARTY TRANSACTIONS
Amount		20	32
Service management [Member]
RELATED PARTY TRANSACTIONS
Amount		$ 32	$ 46
Data Center Operation
RELATED PARTY TRANSACTIONS
Amount	$ 1,325